Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
Research and development	$ 26,711	$ 9,763
General and administrative	26,090	8,873
Total operating expenses	52,801	18,636
Loss from operations	(52,801)	(18,636)
Other income (loss)
Change in fair value of simple agreements for future equity	(27,864)	(13,717)
Interest and dividend income	7,732	180
Total other income (loss)	(20,132)	(13,537)
Loss before income taxes	(72,933)	(32,173)
Income taxes	(683)	0
Net loss	$ (73,616)	$ (32,173)
Net loss per share:
Basic - Class A Common Stock (in dollars per share)	$ (0.74)	$ (0.47)
Diluted - Class A Common Stock (in dollars per share)	$ (0.74)	$ (0.47)
Weighted-average number of shares outstanding - basic - Class A Common Stock (in shares)	98,910,013	68,891,996
Weighted-average number of shares outstanding - diluted - Class A Common Stock (in shares)	98,910,013	68,891,996